FAIR VALUE	12 Months Ended
Feb. 28, 2013
FAIR VALUE
FAIR VALUE

12.                               FAIR VALUE

(a)                                 Assets and liabilities measured at fair value on a recurring basis

The Group measured available-for-sale securities and long-term investments at fair value on a recurring basis as of February 29, 2012 and February 28, 2013.

Available-for-sale securities

In August 2007 and December 2009, the Group bought two securities in mutual funds named Wan Jia He Xie Financing Fund and Guo Du No. 1 An Xin Shou Yi, respectively. The available-for-sale securities have no contractual maturity dates and the Group can sell the investments at any time at the Group’s decision.

The available-for-sale securities measured and recorded at fair value for which there are quoted prices in active markets on a recurring basis were as follows:

Balance as of February 28, 2010	$1,918,156
Disposed	(1,470,660)
Changes in fair value	2,850
Foreign exchange difference	15,363

Balance as of February 28, 2011	$465,709

Changes in fair value	(121,895)
Foreign exchange difference	17,989

Balance as of February 29, 2012	$361,803

Changes in fair value	34,331
Foreign exchange difference	3,821

Balance as of February 28, 2013	$399,955

The following provides additional information concerning the Group’s available-for-sale securities:

	As of February 29, 2012				As of February 28, 2013
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	(losses)	Fair value	Cost	gains	(losses)	Fair value

Mutual fund	$374,569	$—	$(12,766)	$361,803	$378,390	21,565	$—	$399,955

Long-term investments

The Group accounted for its investments in Century Mingde and a third-party online education platform using the fair value option which is how management assesses the return on these investments. Changes in fair value are reflected in the consolidated statement of operations and there were no material changes in fair value for the period ended February 28, 2013.

	As of	As of
	February 29,	February 28,
	2012	2013

Long-term investment in Century Mingde (1)	$—	$2,411,073
Long-term investment in a third-party online platform (2)	—	3,080,000

	$—	$5,491,073

(1)                                 In March 2012, the Group acquired 6% equity interest in Century Mingde, a private company that engages in providing summer and winter camp training service in China with a cash consideration of $2,411,073.

At the end of each reporting period, the Group calculates the fair value of these investments by using income approach discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (Level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. As of February 28, 2013, the net present value derived from such discounted cash flow model based on a discount rate of 19% approximated the initial purchase price.

(2)                                 In February 2013, the Group acquired 16.85% equity interest in a third-party online education platform, a private company incorporated in the Cayman Islands, by purchasing 2,200,000 Series A preferred shares for a total cash consideration of $3,080,000. As the transaction date was close to the fiscal year end, the initial purchase price is considered the fair value of this investment.

For the year ended February 28, 2013, the Group did not recognize any changes in fair value of long-term investments in the consolidated statements of operation.

As of February 29, 2012 and February 28, 2013, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2012	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$361,803	$361,803	—	—
Long-term investments	—	—	—	—

Total	$361,803	$361,803	—	—

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2013	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$399,955	$399,955	—	—
Long-term investments	$5,491,073	—	—	$5,491,073

Total	$5,891,028	$399,955	—	$5,491,073

(b)           Assets and liabilities measured at fair value on a nonrecurring basis - continued

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group has recognized impairment loss related to goodwill for the year ended February 29, 2012, as set out in Note 9. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate